SCUDDER
INVESTMENTS(SM)
[LOGO]

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EQUITY/DOMESTIC
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Scudder S&P 500 Index Fund
Fund #301

Annual Report
December 31, 1999

For investors seeking investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

A no-load fund with no commissions to buy, sell, or exchange shares.

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Contents
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                       4   Letter from the Fund's President

                       6   Performance Update

                       8   Portfolio Summary

                      10   Portfolio Management Discussion

                      Scudder S&P 500 Index Fund

                      12   Financial Statements

                      15   Financial Highlights

                      16   Notes to Financial Statements

                      19   Report of Independent Accountants

                      20   Tax Information

                      21   Officers and Trustees

                      Equity 500 Index Portfolio

                      22   Statement of Net Assets

                      36   Financial Statements

                      38   Financial Highlights

                      39   Notes to Financial Statements

                      42   Report of Independent Accountants

                      43   Proxy Results


                      44   Investment Products and Services

                      46   Scudder Solutions



                         2 | Scudder S&P 500 Index Fund
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Scudder S&P 500 Index Fund

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ticker symbol  SCPIX                                           fund number   301
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Date of :           o    For its most recent fiscal year ended December 31,
Inception                1999, Scudder S&P 500 Index Fund posted a 20.37% total
8/29/97                  return, in keeping with the 21.04% return of the S&P
                         500 Index over the same period.* of
Total Net
Assets as           o    Equity markets experienced significant volatility as
12/31/99:                market participants wrestled with strong economic data,
$328 million             lofty stock price valuations, and the Federal Reserve's
                         change to a tightening stance.

                    o Our near-term outlook for S&P 500 stocks is guarded, given pressure on corporate profits due to labor shortages and the expectation of further tightening by the Fed.



* "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Scudder Kemper Investments. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.


                         Scudder S&P 500 Index Fund | 3

Letter from the Fund's President
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Dear Shareholders,

We are pleased to present the annual report for Scudder S&P 500 Index Fund for its most recent fiscal year ended December 31, 1999.

During a period of stunning expansion for the U.S. economy, its ability to grow quickly and generate strong profits without significant inflation has driven the stock market to unprecedented heights. The S&P 500's fifth consecutive year of returns of 20% or more in 1999 raises the obvious question -- how long can this trend continue? There is some cause for concern: Economic fundamentals seem less supportive of equities over the coming year as pressure on profit margins from higher labor costs and increases in interest rates is expected to grow. On the positive side, productivity growth remains robust. If the U.S. economy can reach a "soft landing" in 2000 with a gradual slowdown and only a modest pickup in inflation, equity markets could avoid a sharp correction. Much depends on the Federal Reserve's course of action over the coming months.

For the 12-month period ended December 31, 1999, Scudder S&P 500 Index Fund posted a 20.37% total return. For additional details concerning the Index, the equity markets, and your manager's outlook for the coming months, please turn to the portfolio management discussion that begins on page 10.

It should be noted that Daniel Pierce retired in June of this year as President of Scudder S&P 500 Index Fund, at which time I assumed that role and its responsibilities. We are fortunate that


                         4 | Scudder S&P 500 Index Fund

Dan's longstanding affiliation with Scudder is ongoing, and that we will continue to benefit from his counsel going forward. I am pleased to join the fund's team in this capacity, and look forward to serving your interests.

If you have any questions regarding Scudder S&P 500 Index Fund or any other Scudder fund, please call Investor Relations at 1-800-SCUDDER (1-800-728-3337), or visit Scudder's Web site at www.scudder.com.

Sincerely,

/s/Lynn S. Birdsong
Lynn S. Birdsong
President,
Scudder S&P 500 Index Fund


                         Scudder S&P 500 Index Fund | 5

Performance Update
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                                                               December 31, 1999

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Growth of a $10,000 Investment
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THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


            Scudder S&P 500 Index Fund          S&P 500 Index*

                 8/97**     10000              8/97**     10000
                12/97       10834             12/97       10851
                 6/98       12715              6/98       12773
                12/98       13899             12/98       13953
                 6/99       15563              6/99       15681
                12/99       16730             12/99       16889


                        Yearly periods ended December 31

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Fund Index Comparison
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                                                           Total Return
                              Growth of                                  Average
Period ended 12/31/1999        $10,000            Cumulative             Annual
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Scudder S&P 500 Index Fund
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1 year                        $ 12,037               20.37%              20.37%
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Life of Fund**                $ 16,730               67.30%              24.60%
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S&P 500 Index*
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1 year                        $ 12,104               21.04%              21.04%
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Life of Fund**                $ 16,889               68.89%              25.17%
--------------------------------------------------------------------------------


* The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

** The Fund commenced operations on August 29, 1997. Index comparisons begin August 31, 1997.


                         6 | Scudder S&P 500 Index Fund

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Returns and Per Share Information
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THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

            Yearly periods ended December 31

           Scudder S&P 500
           Index Fund            S&P 500 Index*

          1997**     8.34            8.51
          1998      28.29           28.58
          1999      20.37           21.04



                                   1997**   1998    1999
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Fund Total
Return (%)                         8.34    28.29   20.37
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Index Total
Return (%)                         8.51    28.58   21.04
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Net Asset
Value ($)                         12.94    16.44   19.60
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Income
Dividends ($)                       .06      .15     .17
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Capital Gains
Distributions($)                     --       --      --
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*    The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

** The Fund commenced operations on August 29, 1997. Index comparisons begin August 31, 1997.

     Performance is historical, assumes reinvestment of all dividends and capital gains and is not indicative of future results. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total returns would have been lower for the one year and life of Fund period.


                         Scudder S&P 500 Index Fund | 7
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Portfolio Summary
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                                                               December 31, 1999

Equity 500 Index Portfolio

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Asset Allocation
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A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA
POINTS IN THE TABLE BELOW.

Common Stocks               97%
Cash Equivalents             3%
------------------------------------
                           100%
------------------------------------

The Portfolio is essentially fully invested in common stocks that make up the S&P 500 Index.


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Sector Diversification
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A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA
POINTS IN THE TABLE BELOW.

Technology                  28%
Financial                   16%
Health Care                  9%
Consumer Cyclicals           8%
Consumer Noncyclicals        7%
Telecommunications           7%
Consumer Services            5%
Energy                       5%
Commercial Services          5%
Basic Materials              4%
Industrials                  3%
Utilities                    2%
Transportation               1%
--------------------------------
                           100%
--------------------------------

Technology overtook financials as the largest weighting in the S&P 500 Index over the period.


                         8 | Scudder S&P 500 Index Fund

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Ten Largest Equity Holdings
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(25% of Portfolio)

1.   Microsoft Corp.
     Developer and manufacturer of software

2.   General Electric Co.
     Producer of electrical equipment

3.   Cisco Systems, Inc.
     Supplier of data networking products

4.   Wal-Mart Stores, Inc.
     Operator of discount stores

5.   Exxon Mobil Corp.
     Exploration and production of petroleum

6.   Intel Corp.
     Manufacturer and distributor of microprocessors

7.   Lucent Technologies, Inc.
     Designer and manufacturer of communication systems software and products

8.   International Business Machines Corp.
     Manufacturer and servicer of business and computing machines

9.   Citigroup
     Diversified financial services company

10.  America Online, Inc.
     Provider of online computer services

The Portfolio's top holdings reflect the mainly large-capitalization composition of the S&P 500 Index.


For more complete details about the Fund's investment portfolio, see page 22. A quarterly Fund Summary and Portfolio Holdings are available upon request.


                         Scudder S&P 500 Index Fund | 9

Portfolio Management Discussion
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                                                               December 31, 1999

Dear Shareholders,

Scudder S&P 500 Index Fund seeks to match the performance, before expenses, of common stocks publicly traded in the U.S., as represented by the S&P 500 Index. For its most recent annual period ended December 31, 1999, Scudder S&P 500 Index Fund provided a 20.37% total return, closely tracking the 21.04% return of the S&P 500 Index over the same period.

Market Review

Broad market equity index returns closed the year on a positive note across small, mid-sized and large capitalization asset classes. The Russell 2000 Index outperformed the S&P 500 Index on an annual basis for the first time in five years. Top-performing stocks in the S&P 500 Index during 1999 included Qualcomm (0.92% of market value), Sprint (PCS) (0.36%) and Nextel Communications -- Class A (0.29%). Negative performers included McKesson HBOC (0.05% of market value), Rite Aid (0.03%), and Service Corporation International (0.02%). Large growth stocks outperformed large value stocks over the period. In addition, there were 41 additions and deletions to the Index for the 12-month period. Changes to the Index at year end included Yahoo!, which replaced Laidlaw; Teradyne replaced Case Corporation, which was acquired by New Holland NV; and T. Rowe Price Associates replaced Data General, which was acquired by EMC Corporation. Strong performing sectors for the year included technology (up 75.13%), capital goods (up 28.91%) and basic materials (up 26.37%). Weaker performing sectors included health care (down 8.24%), utilities (down 8.88%) and transportation (down 9.68%).

In 1999, the S&P 500 marked its fifth consecutive year of returns exceeding 20%. Growth stocks continued their predominance, posting returns more than double those of value stocks. The breadth of the S&P 500 Index's advance continued to narrow during the period, as seven stocks contributed 50% of the Index's return for 1999 and the


                         10 | Scudder S&P 500 Index Fund
top 100 stocks made up 90% of its return. Equity markets experienced significant volatility as market participants wrestled with strong economic data, lofty stock price valuations, and the Federal Reserve's change to a tightening mode during the second half of the year. Lastly, the pace of mergers and acquisitions continued at an all-time high, resulting in 41 changes to the S&P 500 Index during 1999.

Manager Outlook

We expect GDP growth to slow gradually over the next 12 months and beyond, accompanied by a mild pickup in inflation, somewhat slower growth in corporate profits, and a continuation of recent increases in interest rates. We also anticipate some downward pressure on the U.S. dollar (mainly versus the Euro) as growth and investment opportunities improve abroad (especially in Euroland), making foreigners somewhat less willing to finance the United States' current account deficit. In this context, we think that U.S. equity markets are likely to be less ebullient than in recent years, though we do not anticipate a sharp correction. That's largely because the macroeconomic backdrop we envision for the U.S., though clearly not as spectacular as the boom we've experienced over the past few years, is still upbeat by historical standards.

As managers of an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue to monitor economic conditions as well as how they affect the financial markets, as we seek to closely track the performance of the stock market.

Sincerely,

/s/J.A. Creighton
James Creighton
Portfolio Manager


                        Scudder S&P 500 Index Fund | 11

Financial Statements
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Scudder S&P 500 Index Fund

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Statement of Assets and Liabilities as of December 31, 1999
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Assets
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Investment in Equity 500 Index Portfolio, at value .........      $ 329,212,590
Receivable for Fund shares sold ............................            450,043
Deferred organization expenses .............................             15,245
Other assets ...............................................                700
                                                                  -------------
Total assets ...............................................        329,678,578

Liabilities
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Payable for Fund shares redeemed ...........................            810,392
Other accrued expenses and payables ........................            500,090
                                                                  -------------
Total liabilities ..........................................          1,310,482
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Net assets, at value                                              $ 328,368,096
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Undistributed net investment income ........................             66,118
Unrealized appreciation on:
  Investments and futures transactions .....................         60,517,574
Accumulated net realized loss from:
Investments and future transactions ........................         (4,874,168)
Paid-in capital ............................................        272,658,572
--------------------------------------------------------------------------------
Net assets, at value                                              $ 328,368,096
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share
  ($328,368,096 / 16,751,366 outstanding shares of beneficial
  interest, $.01 par value, unlimited                            ---------------
  number of shares authorized) .............................     $        19.60
                                                                 ---------------


    The accompanying notes are an integral part of the financial statements.


                         12 | Scudder S&P 500 Index Fund

Scudder S&P 500 Index Fund

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Statement of Operations year ended December 31, 1999
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income allocated from Equity 500 Index Portfolio, net ...........   $ 3,413,030
                                                                    -----------
Expenses:
Administration fee ..............................................       251,451
Services to shareholders ........................................       901,547
Custodian and accounting fees ...................................        32,242
Auditing ........................................................        16,094
Trustees' fees and expenses .....................................        29,408
Registration fees ...............................................        66,962
Reports to shareholders .........................................        63,119
Legal ...........................................................        74,296
Amortization of organization expense ............................         5,654
Other ...........................................................         3,635
                                                                    -----------
Total expenses before expense reductions ........................     1,444,408
Expense reductions ..............................................      (657,347)
                                                                    -----------
Total expenses after expense reductions .........................       787,061
--------------------------------------------------------------------------------
Net investment income                                                 2,625,969
--------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments .....................................................    (1,312,666)
Futures contracts ...............................................       631,697
                                                                    -----------
                                                                       (680,969)
                                                                    -----------
Net unrealized appreciation (depreciation) during the period on:
 Investments and future transactions ............................    45,696,637
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                           45,015,668
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $   47,641,637
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.


                        Scudder S&P 500 Index Fund | 13

Scudder S&P 500 Index Fund



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Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       Years Ended December 31,
Increase (Decrease) in Net Assets                       1999             1998
--------------------------------------------------------------------------------
Operations:
Net investment income (loss) ................... $   2,625,969    $     657,974
Net realized gain (loss) on investment
  transactions .................................      (680,969)         541,865
Net unrealized appreciation (depreciation) on
  investment transactions during the period ....    45,696,637       14,556,069
                                                 -------------    -------------
Net increase (decrease) in net assets resulting
  from operations .............................     47,641,637       15,755,908
                                                 -------------    -------------
Distributions to shareholders from:
Net investment income ..........................    (2,581,948)        (631,197)
                                                 -------------    -------------
Fund share transactions:
Proceeds from shares sold ......................   274,881,345      139,576,614
Reinvestment of distributions ..................     2,515,698          610,116
Cost of shares redeemed ........................  (122,369,588)     (43,942,765)
                                                 -------------    -------------
Net increase (decrease) in net assets from Fund
  share transactions ...........................   155,027,455       96,243,965
                                                 -------------    -------------
Increase (decrease) in net assets ..............   200,087,144      111,368,676
Net assets at beginning of period ..............   128,280,952       16,912,276
Net assets at end of period (including
  undistributed net investment income of $66,118 -------------    -------------
  and $28,517, respectively) ................... $ 328,368,096    $ 128,280,952
                                                 -------------    -------------
Other Information
--------------------------------------------------------------------------------
Shares outstanding at beginning of period ......     7,804,119        1,307,405
                                                 -------------    -------------
Shares sold ....................................    15,703,484        9,484,616
Shares issued to shareholders in reinvestment of
  distributions ................................       140,202           40,297
Shares redeemed ................................    (6,896,439)      (3,028,199)
                                                 -------------    -------------
Net increase (decrease) in Fund shares .........     8,947,247        6,496,714
                                                 -------------    -------------
Shares outstanding at end of period ............    16,751,366        7,804,119
                                                 -------------    -------------


    The accompanying notes are an integral part of the financial statements.


                         14 | Scudder S&P 500 Index Fund

Financial Highlights
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Scudder S&P 500 Index Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.



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Years Ended December 31,                              1999      1998     1997(b)
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $16.44   $12.94   $12.00
                                                     ---------------------------
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Income (loss) from investment operations:
--------------------------------------------------------------------------------
Net investment income (loss) (a)                         .19      .17      .05
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investment transactions                               3.14     3.48      .95
                                                      --------------------------
--------------------------------------------------------------------------------
Total from investment operations                        3.33     3.65     1.00
--------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------
Net investment income                                   (.17)    (.15)    (.06)
--------------------------------------------------------------------------------
Net asset value, end of period                        $19.60   $16.44   $12.94
                                                      --------------------------
--------------------------------------------------------------------------------
Total Return (%) (c)                                   20.37    28.29     8.34**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   328      128       17
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%) (c) (d)  .58     1.01(e)  4.42*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%) (c) (d)   .40      .40      .40*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)               1.05     1.18     1.35*
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b) For the period August 29, 1997 (commencement of operations) to December 31, 1997.

(c)  Total return would have been lower had certain expenses not been reduced.

(d)  Includes expenses of the Equity 500 Index Portfolio.

(e) Effective May 6, 1998, Bankers Trust contractually agreed to receive fees from the portfolio only to the extent of the lesser of 0.005% or the amount that brings the total annual operating expenses as a percentage of the portfolio's average daily net assets up to 0.08%.

*    Annualized

**   Not annualized


                        Scudder S&P 500 Index Fund | 15

Notes to Financial Statements
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                                                               December 31, 1999

Scudder S&P 500 Index Fund

A. Significant Accounting Policies

Scudder S&P 500 Index Fund (the "Fund") is a diversified series of the Investment Trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the "Portfolio"), an open-end management investment company advised by Bankers Trust Company ("Bankers Trust") which has the same investment objective as the Fund. At December 31, 1999, the Fund's investment in the Portfolio was approximately 4.0% of the Portfolio's total assets.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investments in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in the report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 1999, the Fund had a net tax basis capital loss carryforward of approximately $4,700,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2007, the expiration date.

In addition, from November 1, 1999 through December 31, 1999 the Fund incurred approximately $33,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2000.


                         16 | Scudder S&P 500 Index Fund

Distribution of Income and Gains. Distributions of net investment income, if any, are made quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Investment Transactions and Investment Income. The Fund records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

Organization Costs. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

B. Related Parties

Under the Management Agreement (the "Agreement") with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Manager"), the Manager monitors the Fund's investments in the Portfolio. Scudder Kemper currently receives no fee for providing these monitoring services. In the event the Board of Trustees determines it is in the best interest of the Fund's shareholders to withdraw its investment in the Portfolio, Scudder Kemper would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay the Manager an annual fee of 0.15% of the Fund's average daily net assets, accrued daily and paid monthly.

The Fund also has an Administrative Services Agreement with the Manager, under which the Manager provides shareholder and administrative services to the Fund. Scudder Kemper receives a fee of 0.10% of the Fund's average daily net assets, accrued daily and paid monthly. The Manager has contractually agreed to maintain expenses of the Fund through April 30, 2000 to the extent necessary to limit the expenses of the Fund to 0.40% of its annual average daily net assets (including the Fund's pro rata share of the expenses of the


                        Scudder S&P 500 Index Fund | 17

Portfolio). Under the terms of a Third Party Feeder Agreement between the Fund, the Manager and Bankers Trust, Bankers Trust has contractually agreed through April 30, 2000 to waive expenses of the Portfolio to the extent necessary to limit the expenses of the Portfolio to 0.08% of its annual average net assets.

Scudder Service Corporation ("SSC"), a subsidiary of the Manager, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended December 31, 1999, SSC did not impose a portion of its fee, which amounted to $371,277. The amount imposed aggregated $403,682, of which $136,097 is unpaid at December 31, 1999.

Scudder Trust Company ("STC"), a subsidiary of the Manager, provides recordkeeping and other services in connection with certain retirement and employee benefits plans invested in the Fund. For the year ended December 31, 1999, STC did not impose a portion of its fee, which amounted to $47,859 The amount imposed aggregated $12,302, of which $7,676 is unpaid at December 31, 1999.

The Fund pays each Trustee not affiliated with the Manager an annual retainer. For the year ended December 31, 1999, Trustees' fees aggregated $29,408.

C. Line of Credit

The Fund and several Scudder Funds (the "Participants") share in a $1 billion revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.


                         18 | Scudder S&P 500 Index Fund

Report of Independent Accountants
--------------------------------------------------------------------------------


To the Trustees of Investment Trust and the Shareholders of Scudder S&P 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder S&P 500 Index Fund (one of the funds comprising the Investment Trust, hereafter referred to as the "Fund") at December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000


                        Scudder S&P 500 Index Fund | 19

Tax Information (Unaudited)
--------------------------------------------------------------------------------
                                                               December 31, 1999

For corporate shareholders, 100% of the income dividends paid during the Fund's fiscal year ended December 31, 1999 qualified for the dividends received deduction.

Please consult a tax adviser if you have any questions about federal and state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.


                         20 | Scudder S&P 500 Index Fund

Officers and Trustees



Lynn S. Birdsong*                            Bruce F. Beaty*
   o  President and Trustee                     o  Vice President

Henry P. Becton, Jr.                         Jennifer P. Carter*
   o  Trustee; President and General            o  Vice President
      Manager, WGBH Educational
      Foundation                             James M. Eysenbach*
                                                o  Vice President
Dawn-Marie Driscoll
   o  Trustee; President, Driscoll           William F. Gadsden*
      Associates; Executive Fellow,             o  Vice President
      Center for Business Ethics,
      Bentley College                        Valerie F. Malter*
                                                o  Vice President
Peter B. Freeman
   o  Trustee, Corporate Director            Ann M. McCreary*
                                                o  Vice President
George M. Lovejoy, Jr.
   o  Trustee; President and Director,       Kathleen T. Millard*
      Fifty Associates                          o  Vice President

Wesley W. Marple, Jr.                        Robert D. Tymoczko*
   o  Trustee; Professor of Business            o  Vice President
      Administration, Northeastern
      University                             John Millette*
                                                o  Vice President and Secretary
Kathryn L. Quirk*
   o  Trustee, Vice President and            John R. Hebble*
      Assistant Secretary                       o  Treasurer

Jean C. Tempel                               Caroline Pearson*
   o  Trustee; Venture Partner,                 o  Assistant Secretary
      Internet Capital Group
                                             *Scudder Kemper Investments, Inc.




                        Scudder S&P 500 Index Fund | 21

Statement of Net Assets                                  as of December 31, 1999
--------------------------------------------------------------------------------

                                                        Principal
                                                        Amount ($)    Value ($)
--------------------------------------------------------------------------------
Equity 500 Index Portfolio

--------------------------------------------------------------------------------
Short-Term Instruments 2.5%
--------------------------------------------------------------------------------

Mutual Fund 2.3%
BT Institutional Cash Management Fund .................188,890,907  188,890,907
                                                                   -------------
U.S. Treasury Bills 0.2%
5.02%, 3/2/2000 (a) ................................... 12,020,000   11,919,729
                                                                   -------------
--------------------------------------------------------------------------------
Total Short-Term Instruments (Cost $200,811,727)                    200,810,636
--------------------------------------------------------------------------------

                                                            Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Common Stocks 97.4%
--------------------------------------------------------------------------------
3Com Corp.* ...........................................    223,300   10,495,100
Abbott Laboratories ...................................    994,844   36,125,273
Adaptec, Inc.* ........................................     66,100    3,296,737
ADC Telecommunications, Inc.* .........................     85,700    6,218,606
Adobe Systems, Inc. ...................................     76,200    5,124,450
Adolph Coors Co.-- Class B ............................     22,868    1,200,570
Advanced Micro Devices, Inc.* .........................    113,241    3,276,911
AES Corp.* ............................................    134,700   10,068,825
Aetna, Inc. ...........................................     90,059    5,026,418
Aflac, Inc. ...........................................    166,300    7,847,281
Air Products and Chemicals, Inc........................    144,608    4,853,406
Alberto-Culver Co.-- Class B ..........................     17,998      464,573
Albertson's, Inc. .....................................    286,623    9,243,592
Alcan Aluminium Ltd. ..................................    136,636    5,627,695
Alcoa, Inc. ...........................................    237,100   19,679,300
Allegheny Technologies ................................     63,297    1,420,226
Allergan, Inc. ........................................     88,402    4,397,999
Allied Waste Industries, Inc.* ........................    110,600      974,662
Allstate Corp. ........................................    555,598   13,334,352
Alltel Corp. ..........................................    203,100   16,793,831
ALZA Corp.* ...........................................     62,634    2,168,702
Amerada Hess Corp. ....................................     61,093    3,467,028


    The accompanying notes are an integral part of the financial statements.


                         22 | Equity 500 Index Portfolio

                                                Shares       Value ($)
------------------------------------------------------------------------
Ameren Corp. ...........................        82,720     2,709,080
America Online, Inc.* ..................     1,450,000   109,384,375
American Electric Power Co. ............       129,910     4,173,359
American Express Co. ...................       295,616    49,146,160
American General Corp. .................       158,537    12,028,995
American Greetings Corp.-- Class A .....        56,014     1,323,331
American Home Products Corp. ...........       839,092    33,091,691
American International Group, Inc. .....       994,881   107,571,508
Amgen, Inc.* ...........................       661,560    39,734,947
AMR Corp.* .............................        97,004     6,499,268
Amsouth Bancorporation .................       228,550     4,413,872
Anadarko Petroleum Corp. ...............        92,300     3,149,737
Analog Devices, Inc.* ..................       119,600    11,122,800
Andrew Corp.* ..........................        50,276       952,102
Anheuser Busch Companies, Inc. .........       302,180    21,417,007
AON Corp. ..............................       154,375     6,175,000
Apache Corp. ...........................        73,700     2,722,294
Apple Computer, Inc.* ..................       110,342    11,344,537
Applied Materials, Inc.* ...............       237,200    30,050,275
Archer-Daniels-Midland Co. .............       393,659     4,797,719
Armstrong World Industries, Inc. .......        26,183       873,858
Ashland, Inc. ..........................        32,287     1,063,453
Associates First Capital Corp.-- Class A       474,522    13,019,697
AT&T Corp. .............................     2,053,306   104,205,279
Atlantic Richfield Co. .................       204,550    17,693,575
Autodesk, Inc. .........................        43,114     1,455,097
Automatic Data Processing, Inc. ........       412,824    22,240,893
Autozone, Inc.* ........................        94,500     3,053,531
Avery Dennison Corp. ...................        72,830     5,307,486
Avon Products, Inc. ....................       167,556     5,529,348
Baker Hughes, Inc. .....................       237,813     5,008,936
Ball Corp. .............................        18,354       722,689
Bank of America Corp. ..................     1,113,739    55,895,776
Bank of New York Co., Inc. .............       481,200    19,248,000
Bank One Corp. .........................       736,948    23,628,395
Barrick Gold Corp. .....................       269,400     4,765,012
Bausch & Lomb, Inc. ....................        40,823     2,793,824
Baxter International, Inc. .............       184,263    11,574,020
BB&T Corp. .............................       173,000     4,735,875
Bear Stearns Companies, Inc. ...........        86,199     3,685,007


    The accompanying notes are an integral part of the financial statements.


                        Equity 500 Index Portfolio | 23

                                         Shares       Value ($)
------------------------------------------------------------------
Becton, Dickinson & Co. ..........      161,464    4,319,162
Bed, Bath & Beyond, Inc.* ........      104,500    3,631,375
Bell Atlantic Corp. ..............      997,780   61,425,831
BellSouth Corp. ..................    1,208,664   56,580,583
Bemis Co., Inc. ..................       24,831      865,981
Best Buy, Inc.* ..................      132,400    6,644,825
Bestfoods ........................      182,660    9,601,066
Bethlehem Steel Corp.* ...........       87,049      729,035
Biomet, Inc. .....................       70,550    2,822,000
Black & Decker Corp. .............       56,271    2,940,160
BMC Software, Inc.* ..............      149,000   11,910,687
Boeing Co. .......................      607,246   25,238,662
Boise Cascade Corp. ..............       37,503    1,518,871
Boston Scientific Corp.* .........      245,100    5,361,562
Briggs & Stratton Corp. ..........       15,282      819,497
Bristol-Myers Squibb Co. .........    1,294,056   83,062,219
Brown-Forman Corp.-- Class B .....       29,319    1,678,513
Brunswick Corp. ..................       57,542    1,280,309
Burlington Northern Santa Fe Corp.      310,336    7,525,648
Burlington Resources, Inc. .......      123,439    4,081,202
C.R. Bard, Inc. ..................       53,677    2,844,881
Cabletron Systems, Inc.* .........      116,000    3,016,000
Campbell Soup Co. ................      268,154   10,374,208
Capital One Financial Corp. ......      123,300    5,941,519
Cardinal Health, Inc. ............      166,197    7,956,681
Carnival Corp.-- Class A .........      396,400   18,952,875
Carolina Power & Light Co. .......       75,928    2,311,058
Caterpillar, Inc. ................      230,064   10,827,387
CBS Corp.* .......................      491,503   31,425,473
Cendant Corp.* ...................      475,610   12,633,391
Centex Corp. .....................       37,280      920,350
Central & South West Corp. .......      133,630    2,672,600
Centurytel, Inc. .................       92,900    4,401,137
Ceridian Corp.* ..................       86,104    1,856,617
Champion International Corp. .....       65,728    4,071,028
Charles Schwab Corp. .............      519,500   19,935,812
Chase Manhattan Corp. ............      541,264   42,049,447
Chevron Corp. ....................      412,666   35,747,192
Chubb Corp. ......................      111,172    6,260,373
CIGNA Corp. ......................      120,299    9,691,588



    The accompanying notes are an integral part of the financial statements.


                         24 | Equity 500 Index Portfolio

                                              Shares       Value ($)
-----------------------------------------------------------------------
Cincinnati Financial Corp. ............        94,500     2,947,219
Cinergy Corp. .........................       106,322     2,565,018
Circuit City Stores, Inc. .............       136,692     6,159,683
Cisco Systems, Inc.* ..................     2,105,950   225,599,894
Citigroup .............................     2,166,624   120,383,046
Citrix Systems, Inc* ..................        57,700     7,097,100
Clear Channel Communications, Inc.* ...       202,500    18,073,125
Clorox Co. ............................       152,008     7,657,403
CMS Energy ............................        72,600     2,264,212
Coastal Corp. .........................       146,132     5,178,553
Coca-Cola Co. .........................     1,590,442    92,643,246
Coca-Cola Enterprises, Inc. ...........       258,400     5,200,300
Colgate-Palmolive Co. .................       367,004    23,855,260
Columbia Energy Group .................        65,002     4,111,376
Columbia/HCA Healthcare Corp. .........       359,922    10,550,214
Comcast Corp.-- Special Class A .......       486,424    24,442,806
Comerica, Inc. ........................        98,660     4,606,189
Compaq Computer Corp. .................     1,105,184    29,909,042
Computer Associates International, Inc.       349,875    24,469,383
Computer Sciences Corp.* ..............       100,372     9,497,700
Compuware Corp.* ......................       233,000     8,679,250
Comverse Technology* ..................        45,800     6,629,550
ConAgra, Inc. .........................       301,932     6,812,341
Conoco, Inc.-- Class B ................       433,351    10,779,606
Conseco, Inc. .........................       222,768     3,981,978
Consolidated Edison, Inc. .............       146,436     5,052,042
Consolidated Natural Gas Co. ..........        60,005     3,896,575
Consolidated Stores Corp.* ............        69,000     1,121,250
Constellation Energy Group, Inc. ......        86,825     2,517,925
Cooper Industries, Inc. ...............        59,848     2,420,103
Cooper Tire & Rubber Co. ..............        52,751       820,937
Corning, Inc. .........................       159,814    20,606,018
Costco Wholesale Corporation* .........       143,499    13,094,284
Countrywide Credit Industries, Inc. ...        73,200     1,848,300
Crane Co. .............................        42,349       841,686
Crown Cork & Seal Co., Inc. ...........       105,850     2,368,394
CSX Corp. .............................       151,732     4,760,591
Cummins Engine Co., Inc. ..............        19,834       958,230
CVS Corp. .............................       243,088     9,708,327
Dana Corp. ............................       104,847     3,138,857



    The accompanying notes are an integral part of the financial statements.


                        Equity 500 Index Portfolio | 25

                                                Shares       Value ($)
-------------------------------------------------------------------------
Danaher Corp. ...........................        92,600     4,467,950
Darden Restaurants, Inc. ................        86,319     1,564,532
Dayton Hudson Corp. .....................       287,516    21,114,456
Deere & Co. .............................       150,523     6,528,935
Dell Computer Corp.* ....................     1,632,700    83,267,700
Delphi Automotive Systems ...............       357,037     5,623,333
Delta Air Lines, Inc. ...................        88,798     4,423,250
Deluxe Corp. ............................        50,391     1,382,603
Dillard Department Stores, Inc.-- Class A        63,597     1,283,864
Dollar General Corp. ....................       148,006     3,367,136
Dominion Resources, Inc. ................       131,406     5,157,685
Dover Corp. .............................       130,808     5,935,413
Dow Chemical Co. ........................       140,876    18,824,555
Dow Jones & Co., Inc. ...................        47,072     3,200,896
DTE Energy Co. ..........................       102,576     3,218,322
Duke Power Co. ..........................       242,195    12,140,024
Dun & Bradstreet Corp. ..................       103,579     3,055,580
Du Pont (E.I.) de Nemours & Co. .........       671,710    44,248,896
Eastern Enterprises .....................        15,342       881,206
Eastman Chemical Co. ....................        61,381     2,927,106
Eastman Kodak Co. .......................       204,126    13,523,347
Eaton Corp. .............................        51,182     3,717,093
Ecolab, Inc. ............................        72,200     2,824,825
Edison International, Inc. ..............       223,070     5,841,646
Electronic Data Systems Corp. ...........       304,600    20,389,162
Eli Lilly & Co. .........................       705,640    46,925,060
El Paso Energy Corp. ....................       182,310     7,075,907
EMC Corp.* ..............................       659,025    71,998,481
Emerson Electric Co. ....................       288,300    16,541,212
Engelhard Corp. .........................        82,408     1,555,451
Enron Corp. .............................       454,632    20,174,295
Entergy Corp. ...........................       154,907     3,988,855
Equifax, Inc. ...........................        88,800     2,092,350
Exxon Mobil Corp. .......................     2,219,195   178,783,897
Fannie Mae ..............................       662,814    41,384,449
FDX Corp.* ..............................       193,210     7,909,534
Federated Department Stores, Inc.* ......       138,000     6,977,625
Fifth Third Bancorp .....................       209,567    15,376,979
Firstar Corp. ...........................       666,181    14,073,074
First Data Corp. ........................       277,600    13,689,150



    The accompanying notes are an integral part of the financial statements.


                         26 | Equity 500 Index Portfolio

                                                      Shares       Value ($)
----------------------------------------------------------------------------
FirstEnergy Corp. .............................       148,984     3,380,074
First Union Corp. .............................       611,585    20,067,633
Fleet Boston Financial Corp. ..................       595,303    20,723,986
Fleetwood Enterprises, Inc. ...................        21,906       451,811
Florida Progress Corp. ........................        61,300     2,593,756
Fluor Corp. ...................................        47,881     2,196,541
FMC Corp.* ....................................        20,350     1,166,309
Ford Motor Co. ................................       791,244    42,282,101
Fort James Corp. ..............................       141,885     3,884,102
Fortune Brands, Inc. ..........................       109,074     3,606,259
Foster Wheeler Corp. ..........................        30,038       266,587
FPL Group, Inc. ...............................       128,794     5,513,993
Franklin Resources, Inc. ......................       168,320     5,396,760
Freddie Mac ...................................       449,814    21,169,371
Freeport-McMoRan Copper & Gold, Inc.-- Class B*        77,900     1,645,637
Gannett Company, Inc. .........................       176,592    14,403,285
Gap, Inc. .....................................       558,134    25,674,164
Gateway, Inc.* ................................       197,200    14,210,725
General Dynamics Corp. ........................       125,844     6,638,271
General Electric Co. ..........................     2,126,144   329,020,784
General Instrument Corp.* .....................       111,800     9,503,000
General Mills, Inc. ...........................       198,338     7,090,583
General Motors Corp. ..........................       410,234    29,818,884
Genuine Parts Co. .............................       112,626     2,794,533
Georgia-Pacific Corp. .........................       110,302     5,597,826
Gillette Co. ..................................       702,016    28,914,284
Global Crossing Ltd.* .........................       491,079    24,553,950
Golden West Financial Corp. ...................       109,551     3,669,958
Goodrich (B.F.) Co. ...........................        46,652     1,282,930
Goodyear Tire & Rubber Co. ....................        98,536     2,777,483
GPU, Inc. .....................................        63,000     1,886,062
Great Atlantic & Pacific Tea Co., Inc. ........        24,025       669,697
Great Lakes Chemical Corp. ....................        36,996     1,412,785
GTE Corp. .....................................       635,636    44,852,065
Guidant Corp.* ................................       197,500     9,282,500
H & R Block, Inc. .............................        68,135     2,980,906
H.J. Heinz Co. ................................       253,725    10,101,427
Halliburton Company ...........................       278,362    11,204,071
Harcourt General, Inc. ........................        55,639     2,239,470
Harrah's Entertainment, Inc.* .................        71,215     1,882,747



    The accompanying notes are an integral part of the financial statements.


                        Equity 500 Index Portfolio | 27

                                                Shares       Value ($)
-------------------------------------------------------------------------
Hartford Financial Services Group, Inc.        143,246     6,786,279
Hasbro, Inc. ...........................       138,970     2,649,116
HEALTHSOUTH Corp.* .....................       322,800     1,735,050
Hercules, Inc. .........................        68,914     1,920,978
Hershey Foods Corp. ....................        80,094     3,804,465
Hewlett-Packard Co. ....................       654,740    74,599,439
Hilton Hotels Corp. ....................       162,841     1,567,345
Home Depot, Inc. .......................     1,479,378   101,429,854
Homestake Mining Co. ...................       146,043     1,140,961
Honeywell International, Inc. ..........       513,285    29,610,128
Household International, Inc. ..........       308,485    11,491,066
Humana, Inc.* ..........................       102,700       840,856
Huntington Bancshares, Inc. ............       145,277     3,468,488
Huttig Building Products, Inc.* ........        17,588        86,844
Ikon Office Solutions, Inc. ............        79,362       540,654
Illinois Tool Works, Inc. ..............       192,892    13,032,266
IMS Health, Inc. .......................       197,858     5,379,264
Inco, Ltd.* ............................       108,366     2,546,601
Ingersoll-Rand Co. .....................       104,846     5,773,083
Intel Corp. ............................     2,146,856   176,713,085
International Business Machines Corp. ..     1,158,364   125,103,312
International Flavors & Fragrances, Inc.        63,787     2,407,959
International Paper Co. ................       287,874    16,246,889
Interpublic Group of Companies, Inc. ...       163,020     9,404,216
ITT Industries .........................        58,123     1,943,488
J.C. Penney Co., Inc. ..................       165,750     3,304,641
Jefferson-Pilot Corp. ..................        66,465     4,536,236
Johnson & Johnson ......................       900,196    83,830,753
Johnson Controls, Inc. .................        46,054     2,619,321
Jostens, Inc. ..........................         7,639       185,723
Kansas City Southern Inds ..............        68,800     5,134,200
Kaufman & Broad Home Corp. .............        28,445       688,013
Kellogg Co. ............................       261,314     8,051,738
Kerr-McGee Corp. .......................        60,531     3,752,922
KeyCorp ................................       287,400     6,358,725
Kimberly Clark Corp. ...................       349,806    22,824,842
KLA/Tencor Corp.* ......................        60,300     6,715,913
Kmart Corp.* ...........................       308,503     3,104,311
Knight-Ridder, Inc. ....................        57,526     3,422,797
Kohls Corp.* ...........................       108,100     7,803,469



    The accompanying notes are an integral part of the financial statements.


                         28 | Equity 500 Index Portfolio

                                                   Shares       Value ($)
----------------------------------------------------------------------------
Kroger Co.* ................................       570,940    10,776,493
Leggett & Platt, Inc. ......................       125,100     2,681,831
Lehman Brothers, Inc. ......................        77,900     6,597,156
Lexmark International Group, Inc.-- Class A*        84,300     7,629,150
Limited, Inc. ..............................       130,741     5,662,720
Lincoln National Corp. .....................       136,920     5,476,800
Liz Claiborne, Inc. ........................        56,103     2,110,875
Lockheed Martin Corp. ......................       246,010     5,381,469
Loews Corp. ................................        61,900     3,756,556
Longs Drug Stores, Inc. ....................        24,326       627,915
Louisiana-Pacific Corp. ....................        73,258     1,043,927
Lowe's Companies, Inc. .....................       247,888    14,811,308
LSI Logic Corp.* ...........................        95,600     6,453,000
Lucent Technologies, Inc. ..................     2,041,521   152,731,290
Mallinckrodt Group, Inc. ...................        48,602     1,546,151
Manor Care* ................................        67,400     1,078,400
Marriott International .....................       152,180     4,803,181
Marsh and McLennan Companies, Inc. .........       171,386    16,399,498
Masco Corp. ................................       283,322     7,189,296
Mattel, Inc. ...............................       261,265     3,429,103
May Department Stores Co. ..................       211,647     6,825,616
Maytag Corp. ...............................        57,512     2,760,576
MBIA, Inc. .................................        62,300     3,290,219
MBNA Corp. .................................       518,837    14,138,308
McDermott International, Inc. ..............        43,087       390,476
McDonald's Corp. ...........................       876,228    35,322,941
McGraw-Hill, Inc. ..........................       126,860     7,817,748
MCI WorldCom, Inc.* ........................     1,843,369    97,813,794
McKesson HBOC, Inc. ........................       182,073     4,108,022
Mead Corp. .................................        64,402     2,797,462
MediaOne Group* ............................       396,028    30,419,901
Medtronic, Inc. ............................       768,008    27,984,292
Mellon Financial Corp. .....................       366,548    12,485,541
Merck & Co., Inc. ..........................     1,501,994   100,727,473
Meredith Corp. .............................        39,872     1,662,164
Merrill Lynch & Co., Inc. ..................       230,076    19,211,346
MGIC Investment Corp. ......................        73,600     4,429,800
Micron Technology, Inc.* ...................       169,300    13,163,075
Microsoft Corp.* ...........................     3,339,000   389,828,250
Milacron, Inc. .............................        19,047       292,848



    The accompanying notes are an integral part of the financial statements.


                        Equity 500 Index Portfolio | 29

                                                 Shares       Value ($)
------------------------------------------------------------------------
Millipore Corp. .........................        27,892     1,077,329
Minnesota Mining & Manufacturing Co. ....       254,378    24,897,247
Mirage Resorts, Inc.* ...................       154,900     2,371,906
Molex, Inc. .............................        96,000     5,442,000
Monsanto Co. ............................       411,920    14,674,650
Morgan Stanley Dean Witter Discover & Co.       360,433    51,451,811
Morgan, (J.P.) & Co., Inc. ..............       112,060    14,189,598
Motorola, Inc. ..........................       400,342    58,950,360
Nabisco Group Holdings ..................       206,300     2,191,938
NACCO Industries, Inc.-- Class A ........         3,727       207,081
National City Corp. .....................       411,800     9,754,513
National Semiconductor Corp.* ...........       110,226     4,719,051
National Service Industries, Inc. .......        31,126       918,217
Navistar International Corp.* ...........        41,758     1,978,285
Network Appliance, Inc.* ................        95,900     7,965,694
New Century Energies, Inc. ..............        69,400     2,108,025
New York Times Co.-- Class A ............       113,268     5,564,291
Newell Rubbermaid, Inc. .................       178,996     5,190,884
Newmont Mining Corp. ....................       116,210     2,847,145
Nextel Communications, Inc.-- Class A* ..       230,200    23,739,375
Niagara Mohawk Holdings Inc.* ...........       147,042     2,049,398
NICOR, Inc. .............................        35,069     1,139,743
Nike, Inc. ..............................       182,048     9,022,754
Nordstrom, Inc. .........................        92,458     2,421,244
Norfolk Southern Corp. ..................       238,553     4,890,337
Nortel Networks Corporation .............       858,224    86,680,624
Northern States Power Co. ...............        75,388     1,470,066
Northern Trust Corp. ....................       143,800     7,621,400
Northrop Grumman Corp. ..................        51,479     2,783,083
Novell, Inc.* ...........................       217,092     8,670,112
Nucor Corp. .............................        55,794     3,058,209
Occidental Petroleum Corp. ..............       250,714     5,421,690
Office Depot, Inc.* .....................       213,000     2,329,688
Old Kent Financial Corp. ................        78,000     2,759,250
Omnicom Group, Inc. .....................       114,000    11,400,000
Oneok, Inc. .............................        17,391       436,949
Oracle Corp.* ...........................       914,784   102,512,982
Owens Corning ...........................        33,950       655,659
Owens-Illinois, Inc.* ...................        95,300     2,388,456
P P & L Resources .......................        81,907     1,873,623



    The accompanying notes are an integral part of the financial statements.


                         30 | Equity 500 Index Portfolio

                                        Shares       Value ($)
-------------------------------------------------------------------
Paccar, Inc. ....................       62,580    2,773,076
Pactiv Corp.* ...................      115,634    1,228,611
Paine Webber Group, Inc. ........      108,000    4,191,750
Pall Corp. ......................       78,364    1,689,724
Parametric Technology Corp.* ....      182,800    4,947,025
Parker-Hannifin Corp. ...........       71,914    3,690,087
Paychex, Inc. ...................      172,150    6,886,000
PE Corp.-- PE Biosystems Group ..       69,050    8,307,578
PECO Energy .....................      120,184    4,176,394
People's Energy Corp. ...........       22,155      742,193
Peoplesoft, Inc.* ...............      164,700    3,510,169
Pep Boys (Manny Moe & Jack) .....       32,912      300,322
PepsiCo, Inc. ...................      941,994   33,205,289
Perkin Elmer, Inc. ..............       30,425    1,268,342
Pfizer, Inc. ....................    2,520,184   81,748,469
PG&E Corp. ......................      251,605    5,157,903
Pharmacia & Upjohn, Inc. ........      337,132   15,170,940
Phelps Dodge Corp. ..............       48,965    3,286,776
Philip Morris Companies .........    1,531,098   35,502,335
Phillips Petroleum Co. ..........      158,406    7,445,082
Pinnacle West Capital Corporation       55,500    1,696,219
Pitney Bowes, Inc. ..............      185,196    8,947,282
Placer Dome, Inc. ...............      191,404    2,057,593
PNC Bank Corp. ..................      192,033    8,545,469
Polaroid Corp. ..................       38,682      727,705
Potlatch ........................       18,101      807,757
PPG Industries, Inc. ............      109,842    6,871,990
Praxair, Inc. ...................      121,315    6,103,661
Procter & Gamble Co. ............      845,640   92,650,433
Progressive Corporation of Ohio .       45,450    3,323,531
Providian Financial Corp. .......       92,097    8,386,583
Public Service Enterprise Group .      140,094    4,877,022
Pulte Corp. .....................       29,132      655,470
Quaker Oats Co. .................       85,984    5,642,700
Qualcomm, Inc.* .................      426,400   75,099,700
Quintiles Transnational Corp.* ..       70,300    1,313,731
R.R. Donnelley & Sons Co. .......       84,152    2,088,022
Ralston Purina Group ............      203,215    5,664,618
Raytheon Co.-- Class B ..........      212,314    5,639,591
Reebok International Ltd.* ......       34,329      281,069



    The accompanying notes are an integral part of the financial statements.


                        Equity 500 Index Portfolio | 31

                                          Shares       Value ($)
---------------------------------------------------------------------
Regions Financial Corp. ..........       133,170     3,345,896
Reliant Energy ...................       165,792     3,792,492
epublic New York Corp. ...........        67,800     4,881,600
Reynolds Metals Co. ..............        48,149     3,689,417
Rite Aid Corp. ...................       179,402     2,007,060
Rockwell International Corp. .....       132,424     6,339,799
Rohm & Haas Co. ..................       155,291     6,318,403
Rowan Companies, Inc.* ...........        50,500     1,095,219
Royal Dutch Petroleum Co. ........     1,380,704    83,446,298
Russell Corp. ....................        22,611       378,734
Ryder Systems, Inc. ..............        45,017     1,100,103
Safeco ...........................        84,102     2,092,037
Safeway, Inc.* ...................       329,200    11,707,175
Sara Lee Corp. ...................       571,054    12,598,879
SBC Communications, Inc. .........     2,192,069   106,863,364
Schering-Plough Corp. ............       944,032    39,826,350
Schlumberger Ltd. ................       355,362    19,989,113
Scientific-Atlanta, Inc. .........        47,338     2,633,176
Seagate Technology, Inc.* ........       134,800     6,276,625
Seagram Co. Ltd. .................       280,337    12,597,644
Sealed Air Corp.* ................        52,405     2,715,234
Sears, Roebuck & Co. .............       240,709     7,326,580
Sempra Energy ....................       129,514     2,250,306
Service Corp. International ......       185,692     1,288,238
Shared Medical Systems Corp. .....        16,674       849,332
Sherwin-Williams Co. .............       112,874     2,370,354
Sigma Aldrich Corp. ..............        64,100     1,927,006
Silicon Graphics, Inc.* ..........       116,515     1,143,303
SLM Holding Corp. ................       103,300     4,364,425
Snap-On Tools Corp. ..............        40,194     1,067,653
Solectron Corp.* .................       180,500    17,170,063
Southern Co. .....................       473,558    11,128,613
Southtrust Corp ..................       115,600     4,371,125
Southwest Airlines Co. ...........       316,500     5,123,344
Springs Industries, Inc.-- Class A         6,904       275,729
Sprint Corp. .....................       561,564    37,800,277
Sprint PCS* ......................       278,891    28,586,328
St. Jude Medical, Inc.* ..........        49,488     1,518,663
St. Paul Companies, Inc. .........       147,828     4,979,956
Stanley Works ....................        54,330     1,636,691



    The accompanying notes are an integral part of the financial statements.


                         32 | Equity 500 Index Portfolio

                                      Shares       Value ($)
-----------------------------------------------------------------
Staples, Inc.* .................      307,200    6,374,400
State Street Corp. .............      100,400    7,335,475
Summit Bancorp .................      116,400    3,564,750
Sun Microsystems, Inc.* ........    1,004,224   77,764,596
Sunoco, Inc. ...................       61,345    1,441,608
Suntrust Banks, Inc. ...........      200,860   13,821,679
SuperValu, Inc. ................       97,040    1,940,800
Synovus Financial Corp. ........      143,650    2,855,044
Sysco Corp. ....................      219,020    8,664,979
T. Rowe Price Associates, Inc. .       72,200    2,666,888
Tandy Corp. ....................      131,732    6,479,568
Tektronix, Inc. ................       29,507    1,147,085
Teledyne Technologies* .........       18,084      170,668
Tellabs, Inc.* .................      252,050   16,178,459
Temple Inland, Inc. ............       35,922    2,368,607
Tenet Healthcare Corp.* ........      189,110    4,444,085
Teradyne, Inc.* ................      105,000    6,930,000
Texaco, Inc. ...................      353,522   19,200,664
Texas Instruments, Inc. ........      515,412   49,930,538
Texas Utilities Co. ............      178,027    6,331,085
Textron, Inc. ..................       98,306    7,538,841
Thermo Electron Corp.* .........      141,100    2,116,500
Thomas & Betts Corp. ...........       38,500    1,227,188
Time Warner, Inc. ..............      844,130   61,146,667
Times Mirror Co.-- Class A .....       39,429    2,641,743
Timken Co. .....................       34,596      707,056
TJX Companies, Inc. ............      211,016    4,312,640
Torchmark Corp. ................       85,168    2,475,195
Tosco Corp. ....................      130,800    3,556,125
Toys `R' Us, Inc.* .............      164,418    2,353,233
Transocean Sedco Forex, Inc. ...      134,198    4,520,797
Tribune Co. ....................      149,592    8,236,910
Tricon Global Restaurants, Inc.*       99,799    3,854,736
TRW, Inc. ......................       75,072    3,899,052
Tupperware Corp. ...............       36,096      611,376
Tyco International Ltd. ........    1,087,838   42,289,702
U.S. Bancorp ...................      466,037   11,097,506
U.S. West, Inc. ................      324,855   23,389,560
Unicom Corp. ...................      139,725    4,680,788
Unilever NV ....................      373,346   20,324,023



    The accompanying notes are an integral part of the financial statements.


                        Equity 500 Index Portfolio | 33

                                           Shares       Value ($)
---------------------------------------------------------------------
Union Carbide Corp. ...............        83,252     5,557,071
Union Pacific Corp. ...............       155,247     6,772,650
Union Pacific Resources Group, Inc.       191,348     2,439,687
Union Planters Corp. ..............        81,300     3,206,269
Unisys Corp.* .....................       207,699     6,633,387
United Healthcare Corp. ...........       112,700     5,987,188
United Technologies Corp. .........       306,624    19,930,560
Unocal Corp. ......................       152,937     5,132,948
Unumprovident Corp. ...............       149,034     4,778,403
US Airways Group, Inc.* ...........        47,615     1,526,656
UST, Inc. .........................       120,607     3,037,789
USX-- U.S. Steel Group ............        57,177     1,886,841
USX Marathon Group ................       200,564     4,951,424
V.F. Corp. ........................        75,230     2,256,900
Viacom, Inc.-- Class B* ...........       440,798    26,640,729
Vulcan Materials Co. ..............        63,600     2,540,025
W.R. Grace & Co.* .................        46,049       638,930
W.W. Grainger, Inc. ...............        60,130     2,874,966
Wachovia Corp. ....................       128,210     8,718,280
Wal-Mart Stores, Inc. .............     2,859,596   197,669,574
Walgreen Co. ......................       667,636    19,528,353
Walt Disney Co. ...................     1,334,471    39,033,277
Warner-Lambert Co. ................       555,658    45,529,227
Washington Mutual, Inc. ...........       379,272     9,861,072
Waste Management, Inc. ............       422,351     7,259,158
Water Pik Technologies* ...........         6,329        60,521
Watson Pharmaceuticals* ...........        67,400     2,413,763
Wellpoint Health Networks* ........        46,100     3,039,719
Wells Fargo Company ...............     1,062,736    42,974,387
Wendy's International, Inc. .......        82,762     1,706,966
Westvaco Corp. ....................        61,360     2,001,870
Weyerhaeuser Co. ..................       143,494    10,304,663
Whirlpool Corp. ...................        48,139     3,132,044
Willamette Industries, Inc. .......        63,600     2,953,425
Williams Companies, Inc. ..........       281,236     8,595,275
Winn Dixie Stores, Inc. ...........        75,180     1,799,621
Wm. Wrigley, Jr. Co. ..............        72,692     6,028,893
Worthington Industries, Inc. ......        55,279       915,558
Xerox Corp. .......................       426,870     9,684,613
Xilinx, Inc.* .....................       202,000     9,184,688



    The accompanying notes are an integral part of the financial statements.


                         34 | Equity 500 Index Portfolio

                                                         Shares       Value ($)
--------------------------------------------------------------------------------
Yahoo!, Inc.* ...............................           169,700       73,427,071
--------------------------------------------------------------------------------
Total Common Stocks (Cost $4,809,122,710)                          7,953,572,107
--------------------------------------------------------------------------------

                                                           % of
                                                        Net Assets
--------------------------------------------------------------------------------
Total Portfolio (Cost $5,009,934,437) .......              99.9%   8,154,382,743
Other Assets and Liabilities, Net ...........               0.1%      10,714,139
--------------------------------------------------------------------------------
Net Assets                                                  100.0% 8,165,096,882
--------------------------------------------------------------------------------

*    Non-income producing security.

(a)  Held as collateral for futures contracts.



    The accompanying notes are an integral part of the financial statements.


                        Equity 500 Index Portfolio | 35

Financial Statements
--------------------------------------------------------------------------------
Equity 500 Index Portfolio

--------------------------------------------------------------------------------
Statement of Assets and Liabilities as of December 31, 1999
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (Cost of $5,009,934,437) ..   $8,154,382,743
Receivable for shares of beneficial interest subscribed .......        4,508,155
Receivable for securities sold ................................          657,504
Variation margin receveiable ..................................          461,689
Dividend receivable ...........................................        7,787,458
                                                                  --------------
Total assets ..................................................    8,167,797,549

Liabilities
--------------------------------------------------------------------------------
Payable for securities purchased ..............................        2,154,113
Due to Bankers Trust ..........................................          532,871
Other accrued expenses and payables ...........................           13,683
                                                                  --------------
Total liabilities .............................................        2,700,667
--------------------------------------------------------------------------------
Net assets, at value                                              $8,165,096,882
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Net unrealized appreciation on:
  Investments and futures transactions ........................    3,148,392,043
Paid-in capital ...............................................    5,016,704,839
--------------------------------------------------------------------------------
Net assets, at value                                              $8,165,096,882
--------------------------------------------------------------------------------


                         36 | Equity 500 Index Portfolio

Equity 500 Index Portfolio

--------------------------------------------------------------------------------
Statement of Operations for the year ended December 31, 1999
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign witholding tax of $1,063,834) ........     $97,913,346
Interest .......................................................         513,602
                                                                     -----------
Total investment income ........................................      98,426,948
                                                                     -----------
Expenses:
Advisory fees ..................................................       5,134,906
Administration and services fees ...............................         344,960
Professional fees ..............................................          34,598
Trustees' fees .................................................           3,252
Miscellaneous ..................................................           1,643
                                                                     -----------
                                                                       5,519,359
                                                                     -----------
--------------------------------------------------------------------------------
Net investment income                                                 92,907,589
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments and
Futures Contracts
--------------------------------------------------------------------------------
Net realized gain (loss) from investment transactions ..........    (44,432,856)
Net realized gain from futures transactions ....................     17,684,084
Net change in unrealized appreciation on investments and
  future contracts .............................................  1,245,281,501
Net realized and unrealized gain on investments and futures     ---------------
  contracts ....................................................  1,218,532,729
--------------------------------------------------------------------------------
Net increase in net assets from operations                       $1,311,440,318
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------
Statement of Changes in Net Assets
------------------------------------------------------------------------------------

                                                        Years Ended December 31,
Increase (Decrease) in Net Assets                        1999             1998
------------------------------------------------------------------------------------
Operations:
Net investment income .......................   $    92,907,589    $    58,364,731
Net realized gain (loss) from investments and
  futures transactions ......................       (26,748,772)        35,274,688
Net change in unrealized appreciation on
  investments and futures contracts .........     1,245,281,501        895,089,518
                                                ---------------    ---------------
Net increase in net assets from operations ..     1,311,440,318        988,728,937
                                                ---------------    ---------------
Capital Transactions:
Proceeds from capital invested ..............     4,399,103,297      2,853,940,069
Value of capital withdrawn ..................    (2,745,951,143)    (1,445,251,067)
                                                 ---------------    ---------------
Net increase in net assets from capital
  transactions ..............................     1,653,152,154      1,408,689,002
                                                ---------------    ---------------
Total increase in net assets ................     2,964,592,472      2,397,417,939
Net assets at beginning of period ...........     5,200,504,410      2,803,086,471
                                                ---------------    ---------------
Net assets at end of year ...................   $ 8,165,096,882    $ 5,200,504,410
                                                ---------------    ---------------

    The accompanying notes are an integral part of the financial statements.

                        Equity 500 Index Portfolio | 37



Financial Highlights
--------------------------------------------------------------------------------------------
Equity 500 Index Portfolio

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

--------------------------------------------------------------------------------------------
Years Ended December 31,           1999        1998        1997         1996        1995
--------------------------------------------------------------------------------------------

Supplemental Data and Ratios
--------------------------------------------------------------------------------------------
Net assets, end of period
(000s omitted)                 $8,165,097   $5,200,504   $2,803,086  $1,925,224  $1,080,736
--------------------------------------------------------------------------------------------
Ratio to average daily net assets:
--------------------------------------------------------------------------------------------
Net investment income (%)          1.35       1.50        1.76          2.20        2.52
--------------------------------------------------------------------------------------------
Expenses before waivers (%)        0.08       0.10        0.15          0.15        0.15
--------------------------------------------------------------------------------------------
Expenses after waivers (%)         0.08       0.08(a)     0.08          0.10        0.10
--------------------------------------------------------------------------------------------
Decrease reflected in above
expense ratios due to fee
waivers or expense
reimbursements (%)                 0.00(b)    0.02        0.07          0.05        0.05
--------------------------------------------------------------------------------------------
Portfolio turnover rate (%)          13          4          19            15           6
--------------------------------------------------------------------------------------------



(a) Effective May 6, 1998, Bankers Trust contractually agreed to receive fees from the portfolio only to the extent of the lesser of 0.005% or the amount that brings the total annual operating expenses as a percentage of the portfolio's average daily net assets up to 0.08%.

(b)  Less than 0.01%.



                         38 | Equity 500 Index Portfolio

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                               December 31, 1999
Equity 500 Index Portfolio

Note 1 -- Organization and Significant Accounting Policies

A. Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and began operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The


                        Equity 500 Index Portfolio | 39

Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes

The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 -- Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. The agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, computed as a percentage of the average daily net assets of the Portfolio which on an annual basis is equal to the lesser of (1) 0.005%, or (2) the amount that brings the total annual operating expenses as a percentage of the Portfolio's average daily net assets up to 0.08%.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .075% of the Portfolio's average daily net assets.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Cash Management Fund"), an open-end management investment company managed by Bankers Trust Company. The Cash Management Fund is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from the Cash Management Fund to the Portfolio for the year ended December 31, 1999 amounted to $7,493,519 and are included in dividend income.


                         40 | Equity 500 Index Portfolio

At December 31, 1999, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 1999.

Note 3 -- Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1999, were $2,458,853,481 and $886,448,613, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1999 was $5,091,039,735. The aggregate gross unrealized appreciation was $3,275,257,510, and the aggregate gross unrealized depreciation was $211,914,502 for all investments as of December 31, 1999.

Note 4 -- Futures Contracts

A summary of obligations under these financial instruments at December 31, 1999 is as follows:


                                                       Market      Unrealized
Type of Future     Expiration   Contracts  Position   Value ($)  Appreciation($)
--------------------------------------------------------------------------------
S&P Index Futures  March 2000     547       Long     203,331,050    3,943,738

At December 31, 1999, the Portfolio segregated securities with a value of approximately $11,919,729 to cover margin requirements on open futures contracts.


                        Equity 500 Index Portfolio | 41

Report of Independent Accountants
--------------------------------------------------------------------------------

To the  Trustees  and  Holders of  Beneficial  Interest  of the Equity 500 Index
Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity 500 Index Portfolio (hereafter referred to as the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000


                         42 | Equity 500 Index Portfolio

Proxy Results (Unaudited)
--------------------------------------------------------------------------------
                                                               December 31, 1999

For the year ended December 31, 1999, the Bankers Trust Pyramid Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999, or as adjourned. The description of each proposal and number of shares voted are as follows:

1.   To elect the Bankers Trust Pyramid Funds Board of Trustees.

                                                    Shares Voted
                                       Shares         Withheld
                                      Voted For       Authority
                                   ---------------- ---------------
    Mr. Charles P. Biggar             2,740,598         6,940
    Mr. S. Leland Dill                2,740,562         6,976
    Mr. Richard T. Hale               2,740,598         6,940
    Mr. Bruce E. Langton              2,740,598         6,940
    Mr. Philip Saunders, Jr.          2,740,370         7,168
    Mr. Harry Van Benschoten          2,740,588         6,950
    Dr. Martin J. Gruber              2,740,592         6,946
    Dr. Richard J. Herring            2,740,598         6,940



2. To approve the New Investment Advisory Agreement with Bankers Trust Company.

                          For           Against          Abstain
                    ---------------- ---------------  ---------------
                       2,735,745         7,809            3,984


3. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.



                         For           Against          Abstain
                   ---------------- ---------------  ---------------
                      2,742,482         1,748            3,308


                        Equity 500 Index Portfolio | 43

Investment Products and Services
--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

--------------------------------------------------------------------------------
The Scudder Family of Funds+++
--------------------------------------------------------------------------------
 Money Market                                       U.S. Growth and Income
   Scudder U.S. Treasury Money Fund                   Scudder Balanced Fund
   Scudder Cash Investment Trust                      Scudder Dividend & Growth Fund
   Scudder Money Market Series --                     Scudder Growth and Income Fund
    Prime Reserve Shares*                             Scudder Select 500 Fund
    Premium Shares*                                   Scudder S&P 500 Index Fund
    Managed Shares*                                   Scudder Real Estate Investment Fund
   Scudder Government Money Market
    Series -- Managed Shares*                       U.S. Growth
                                                    Value
 Tax Free Money Market+                               Scudder Large Company Value Fund
   Scudder Tax Free Money Fund                        Scudder Value Fund***
   Scudder Tax Free Money Market                      Scudder Small Company Value Fund
    Series -- Managed Shares*                         Scudder Micro Cap Fund
   Scudder California Tax Free Money Fund**         Growth
   Scudder New York Tax Free Money Fund**             Scudder Classic Growth Fund***
                                                      Scudder Large Company Growth Fund
 Tax Free+                                            Scudder Select 1000 Growth Fund
   Scudder Limited Term Tax Free Fund                 Scudder Development Fund
   Scudder Medium Term Tax Free Fund                  Scudder 21st Century Growth Fund
   Scudder Managed Municipal Bonds
   Scudder High Yield Tax Free Fund                 Global Equity
   Scudder California Tax Free Fund**               Worldwide
   Scudder Massachusetts Limited Term                 Scudder Global Fund
    Tax Free Fund**                                   Scudder International Value Fund
   Scudder Massachusetts Tax Free Fund**              Scudder International Growth and
   Scudder New York Tax Free Fund**                    Income Fund
   Scudder Ohio Tax Free Fund**                       Scudder International Fund++
                                                      Scudder International Growth Fund
 U.S. Income                                          Scudder Global Discovery Fund***
   Scudder Short Term Bond Fund                       Scudder Emerging Markets Growth Fund
   Scudder GNMA Fund                                  Scudder Gold Fund
   Scudder Income Fund                              Regional
   Scudder Corporate Bond Fund                        Scudder Greater Europe Growth Fund
   Scudder High Yield Bond Fund                       Scudder Pacific Opportunities Fund
                                                      Scudder Latin America Fund
 Global Income                                        The Japan Fund, Inc.
   Scudder Global Bond Fund
   Scudder International Bond Fund                  Industry Sector Funds
   Scudder Emerging Markets Income Fund             Choice Series
                                                      Scudder Financial Services Fund
 Asset Allocation                                     Scudder Heath Care Fund
   Scudder Pathway Conservative Portfolio             Scudder Technology Fund
   Scudder Pathway Balanced Portfolio
   Scudder Pathway Growth Portfolio                 Preferred Series
                                                      Scudder Tax Managed Growth Fund
                                                      Scudder Tax Managed Small Company Fund


                         44 | Equity 500 Index Portfolio

--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

--------------------------------------------------------------------------------
Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
 Retirement Programs                              Education Accounts
   Traditional IRA                                  Education IRA
   Roth IRA                                         UGMA/UTMA
   SEP-IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities
    Scudder Horizon Plan**+++ +++
    Scudder Horizon Advantage**+++ +++ +++


-----------------------------------------------------------------------------------------
Closed-End Funds#
-----------------------------------------------------------------------------------------
   The Argentina Fund, Inc.                         Montgomery Street Income Securities, Inc.
   The Brazil Fund, Inc.                            Scudder Global High Income Fund, Inc.
   The Korea Fund, Inc.                             Scudder New Asia Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

+++ Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange.

+ A portion of the income from the tax-free funds may be subject to federal, state, and local taxes.

*             A class of shares of the fund.

**            Not available in all states.

*** Only the Scudder Shares of the fund are part of the Scudder Family of Funds.

++ Only the International Shares of the fund are part of the Scudder Family of Funds.

+++ +++ A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470.

+++ +++ +++   A no-load variable annuity contract issued by Glenbrook Life and
              Annuity Company and underwritten by Allstate Financial Services,
              Inc., sold by Scudder's insurance agencies, 1-800-225-2470.

# These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.


                        Equity 500 Index Portfolio | 45

Scudder Solutions
--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

         Convenient  Automatic Investment Plan
    ways to invest,
        quickly and  A convenient investment program in which money is reliably electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average" -- buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                     Automatic Dividend Transfer

                     The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                     QuickBuy

                     Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                     Payroll Deduction and Direct Deposit

                     Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                     * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.



        Around-the- Scudder Automated Information Line: SAIL(TM) -- clock electronic 1-800-343-2890 account
        service and Personalized account information, the ability to exchange information, or redeem shares, and information on other Scudder funds including some  and services via touchtone telephone.
       transactions
                     Scudder's Web Site -- www.scudder.com

                     Personal Investment Organizer: Offering account information and transactions, interactive worksheets, prospectuses and applications for all Scudder funds, plus your current asset allocation, whenever your need them. Scudder's site also provides news about Scudder funds, retirement planning information, and more.


                         46 | Equity 500 Index Portfolio

--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

       Retirees and  Automatic Withdrawal Plan
   those who depend
      on investment  You designate the bank account, determine the schedule (as proceeds for frequently as once a month) and amount of the redemptions, living expenses and Scudder does the rest.
    can enjoy these
        convenient,  Distributions Direct
        timely, and
           reliable Automatically deposits your fund distributions into the automated bank account you designate within three business days after withdrawal  each distribution is paid.
           programs
                     QuickSell

                     Provides speedy access to your money by electronically crediting your redemption proceeds to the bank account you previously designated.


           For more Call a Scudder representative at information about 1-800-SCUDDER these services
                     Or visit our Web site at
                     www.scudder.com


     Please address  The Scudder Funds
        all written  PO Box 2291
     correspondence  Boston, Massachusetts
                 to  02107-2291


                        Equity 500 Index Portfolio | 47

About the Fund's Adviser

Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide, managing more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded over 80 years ago as one of the nation's first investment counsel organizations, joined the Zurich Financial Services Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Financial Services Group. The Zurich Financial Services Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER INVESTMENTS (SM)
[SCUDDER LOGO]

PO Box 2291
Boston, MA 02107-2291
1-800-SCUDDER
www.scudder.com

A member of the [LOGO] Zurich Financial
Services Group